Note 16 - Investment Securities - Portions of Investment Securities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Debt held-to-maturity(i)	[1]	R$ 213.9	R$ 163.6
Non-current investments in securities		213.9	163.6
Financial assets at fair value through profit or loss-held for trading		1,700.0	14.6
Current investments in securities		1,700.0	14.6
Total		R$ 1,913.9	R$ 178.2

[1]	The balance refers substantially to Bank Deposit Certificates ("CDBs") linked to tax incentives and do not have immediate convertibility into a known amount of cash.